INCOME TAXES - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Oct. 25, 2017	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	$ (1,049.3)	$ (1,394.7)		$ (1,749.2)
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	3,000.0	3,000.0
Income taxes paid, settlement	$ 76.7	0.0
Tax settlement, installment period	12 years
True-up of tax provisions in respect of prior years and effects of Brazilian Tax Matters	$ 150.7	15.9
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	82.1	46.5
Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	7.4	$ 6.2
Income taxes paid, settlement	$ 76.7
Bottom of range | Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax settlement, estimated amount			$ 68.0
Top of range | Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax settlement, estimated amount			$ 100.0